Note 3 - Acquisitions (Detail) - Acquired intangible assets estimated useful lives	12 Months Ended
Jan. 31, 2012
GeoMicro, Inc. [Member] | Customer Relationships [Member]
Acquired intangible assets	4 years
GeoMicro, Inc. [Member] | Noncompete Agreements [Member]
Acquired intangible assets	5 years
GeoMicro, Inc. [Member] | Developed Technology Rights [Member]
Acquired intangible assets	4 years
GeoMicro, Inc. [Member] | Trade Names [Member]
Acquired intangible assets	2 years
InterCommIT BV [Member] | Customer Relationships [Member]
Acquired intangible assets	7 years
InterCommIT BV [Member] | Noncompete Agreements [Member]
Acquired intangible assets	7 years
InterCommIT BV [Member] | Developed Technology Rights [Member]
Acquired intangible assets	5 years
InterCommIT BV [Member] | Trade Names [Member]
Acquired intangible assets	2 years
Telargo Inc [Member] | Customer Relationships [Member]
Acquired intangible assets	6 years
Telargo Inc [Member] | Noncompete Agreements [Member]
Acquired intangible assets	6 years